Intangible Assets, net	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net

Note 5 — Intangible Assets, net

Intangible assets, net consist of the following:

	Estimated	December 31, 2025			September 30, 2025
	Useful Life (years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net

Developed technology	7 – 10	$5,689	$(2,943)	$2,746	$5,689	$(2,798)	$2,891
Customer relationships	12 – 15	11,900	(1,604)	10,296	11,900	(1,374)	10,526
Trade names	2 – 2.5	300	(229)	71	300	(198)	102
		$17,889	$(4,776)	$13,113	$17,889	$(4,370)	$13,519

Amortization expense related to intangible assets for the three months ended December 31, 2025 and 2024 was $406 and $471, respectively. The weighted-average remaining lives of intangible assets as of December 31, 2025 were developed technology 4.7 years; customer relationships 11.4 years; and trade names 0.9 years.

Estimated future amortization expense for intangible assets by fiscal year as of December 31, 2025 is as follows:

Years ending September 30,
2026 (remaining nine months)	$1,184
2027	1,510
2028	1,498
2029	1,498
2030	1,454
Thereafter	5,969
Total	$13,113

Note 7 — Intangible Assets, net

Intangible assets, net consist of the following:

	Estimated	September 30, 2025			September 30, 2024
	Useful Life (years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net

Developed technology	7 – 10	$5,689	$(2,798)	$2,891	$5,689	$(2,216)	$3,473
Customer relationships	12 – 15	11,900	(1,374)	10,526	11,900	(458)	11,442
Trade names	2 – 2.5	300	(198)	102	300	(68)	232
Backlog	1	—	—	—	300	(236)	64
		$17,889	$(4,370)	$13,519	$18,189	$(2,978)	$15,211

The Company recorded amortization expense related to intangible assets of $1,692 and $1,543 during the years ended September 30, 2025 and 2024, respectively. The weighted-average remaining lives of intangible assets as of September 30, 2025 were developed technology 5.0 years; customer relationships 11.6 years; and trade names 1.0 years.

During the year ended September 30, 2024, as a result of declining sales of AOCs and strategic decisions on investment across the Company’s product groups, the Company tested the related long-lived assets for possible impairment. Based on this test, the Company concluded that the carrying value of the AOCs asset group exceeded its estimated fair value, and the Company recorded an impairment charge of $1,333 to write down the carrying value of the long-lived assets (consisting of developed technology and customer relationships). The Company estimated the fair value of the AOCs asset group using a discounted cash flow model.

Estimated future amortization expense for intangible assets by fiscal year as of September 30, 2025 is as follows:

Years ending September 30,
2026	$1,590
2027	1,510
2028	1,498
2029	1,498
2030	1,454
Thereafter	5,969
Total	$13,519